SUPPLEMENTARY FINANCIAL STATEMENT INFORMATION (Tables)	12 Months Ended
Dec. 31, 2022
Disclosure of supplementary financial statement information [Abstract]
Schedule of Other Receivables
	December 31,
	2021	2022
	in USD thousands
Government institutions	140	687
Other	2	34
	142	721

Schedule of Accounts Payable and Accruals
	December 31,
	2021	2022
	in USD thousands
1) Trade:
Accounts payable:
Overseas	4,504	6,061
In Israel	1,063	905
	5,567	6,966
2) Other:
Accrued expenses	521	976
Accrual for vacation and recreation pay	397	377
Payroll and related expenses	307	307
Other	2	84
	1,227	1,744

Schedule of Income and Expenses

c.	Research and development expenses

	Year ended December 31,
	2020	2021	2022
	in USD thousands
Research and development services	11,696	12,088	9,296
Payroll and related expenses	3,501	4,074	4,495
Share based compensation	623	971	1,198
Lab, occupancy and telephone	771	882	902
Professional fees	643	595	954
Depreciation and amortization	864	660	615
Other	75	196	169
	18,173	19,466	17,629

d.	Sales and marketing expenses

	Year ended December 31,
	2020	2021	2022
	in USD thousands
Marketing	585	729	5,365
Payroll and related expenses	234	249	1,059
Overseas travel	21	25	38
	840	1,003	6,462

e.	General and administrative expenses

	Year ended December 31,
	2020	2021	2022
	in USD thousands
Payroll and related expenses	1,369	1,408	1,706
Share based compensation	729	583	895
Professional fees	1,044	1,103	1,248
Insurance	603	1,064	1,046
Depreciation	70	42	39
Other	99	108	132
	3,914	4,308	5,066

f.	Non-operating income (expenses), net

	Year ended December 31,
	2020	2021	2022
	in USD thousands
Issuance costs	(784)	-	(762)
Changes in fair value of warrants	(5,142)	(1,936)	6,425
Other	225	106	7
	(5,701)	(1,830)	5,670

g.	Financial income

	Year ended December 31,
	2020	2021	2022
	in USD thousands
Interest income	236	277	694
Exchange differences, net	-	282	-
	236	559	694

h.	Financial expenses

	Year ended December 31,
	2020	2021	2022
	in USD thousands
Interest expense	1,470	984	1,786
Exchange differences, net	137	-	346
Bank commissions	22	22	26
	1,629	1,006	2,158